Accumulated other comprehensive income	12 Months Ended
Dec. 31, 2024
Other comprehensive income/(loss)
Accumulated other comprehensive income
24.	Accumulated other comprehensive income
For the years ended December 31, 2022, 2023 and 2024, changes in the composition of accumulated other comprehensive income/(loss) attributable to the Company’s ordinary shareholders were translation adjustments amounting to RMB5,131 million, translation adjustments and hedge of net investments in foreign operations (net of tax) amounting to RMB1,862 million, and translation adjustments and hedge of net investments in foreign operations (net of tax) amounting to RMB518 million, respectively. Accumulated other comprehensive loss were
 RMB6,090
million and
 RMB959
million as of December 31, 2021 and 2022, respectively, and accumulated other comprehensive income were RMB903 million and RMB1,421 million as of December 31, 2023 and 2024, respectively.
The income tax effects related to the accumulated other comprehensive income were insignificant for all periods presented.